Income Tax - Schedule of Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of income tax [abstract]
Net amount at October 1	€ (130,886)	€ (109,794)
thereof deferred tax assets	117
thereof deferred tax liabilities	(131,003)	(109,794)
Taxes charged to income statement	(20,599)	(23,814)
Exchange differences	(388)	2,722
Net amount at September 30	(151,873)	(130,886)
thereof deferred tax assets	11,556	117
thereof deferred tax liabilities	€ (163,429)	€ (131,003)